Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 30,578	$ 57,007	$ 149,739	$ 114,620
Betting Technology, Content and Services
Disaggregation of Revenue [Line Items]
Revenue	21,581	47,531	110,618	88,370
Sports Technology and Services
Disaggregation of Revenue [Line Items]
Revenue	5,187	3,741	16,066	14,367
Media Technology, Content and Services
Disaggregation of Revenue [Line Items]
Revenue	3,810	5,735	23,055	11,883
Europe
Disaggregation of Revenue [Line Items]
Revenue	23,347	43,524	119,393	90,453
Americas
Disaggregation of Revenue [Line Items]
Revenue	4,188	7,809	20,419	15,699
Rest of the World
Disaggregation of Revenue [Line Items]
Revenue	$ 3,043	$ 5,674	$ 9,927	$ 8,468